IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ (457)	$ 312
Impairment loss recognised in profit or loss, goodwill	484
Long Canyon [Member]
Impairment and reversal of non-current assets
Carrying value		301
Recoverable amount		65
Long Canyon [Member] | Total for all individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	49	280
Bulyanhulu [Member] | Total for all individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	17
North Mara [Member] | Total for all individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	5
Veladero [Member] | Total for all individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	(437)	0
Veladero [Member] | Total for all cash-generating units
Impairment and reversal of non-current assets
Recoverable amount	804
Lumwana [Member] | Total for all individual assets or cash-generating units [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	655	0
Lumwana [Member] | Total for all cash-generating units
Impairment and reversal of non-current assets
Recoverable amount	2,401
Other Mines | Other assets
Impairment and reversal of non-current assets
Impairment (reversals) charges	1	$ 6
Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Carrying value	3,564
Recoverable amount	3,080
Loulo-Gounkoto [Member] | Total for all cash-generating units
Impairment and reversal of non-current assets
Recoverable amount	$ 3,080